Reverse Recapitalization - Summary of the Number of Class A Share Issued (Detail) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued	71,810,419	30,281,520	30,309,350
Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued	71,810,419
Percentage of common stock shares issued	100.00%
Private Offering And Merger Financing [Member] | Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued	22,686,326
Percentage of common stock shares issued	31.60%
Public Stockholders [Member] | Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued	10,356,593
Percentage of common stock shares issued	14.40%
KORE Group Holdings, Inc. [Member] | Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued	38,767,500
Percentage of common stock shares issued	54.00%